Marketable Securities and Short-term Investments (Schedule of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities and Short-term Investments [Abstract]
Trading	$ 622	$ 213
Available for sale	9,376	12,672
Short term investments		1,339
Marketable securities and short term investments	$ 9,998	$ 14,224